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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Mark A. Boyar                  New York, New York   November 9, 2006
   -------------------------------    ------------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      59
                                        --------------------

Form 13F Information Table Value Total:      $283,888
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                               BOYAR ASSET MANAGEMENT INC.

                               Form 13F Information Table
                        For the Quarter Ended September 30, 2006


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLTEL CORP                  COMMON        20039103   9,896    178,300   SH              SOLE               178,300
AMERICAN EAGLE OUTFIT        COMMON       02553E106     377      8,600   SH              SOLE                 8,600
AMERICAN EXPRESS CO          COMMON        25816109   1,342     23,939   SH              SOLE                23,939
AMERICAN INTL GROUP I        COMMON        26874107   1,156     17,450   SH              SOLE                17,450
AMERIPRISE FINL INC          COMMON       03076C106   6,325    134,855   SH              SOLE               134,855
ANHEUSER BUSCH COS IN        COMMON        35229103     409      8,600   SH              SOLE                 8,600
ARBITRON INC                 COMMON       03875Q108   2,258     61,000   SH              SOLE                61,000
BANK NEW YORK INC            COMMON        64057102   8,878    251,800   SH              SOLE               251,800
BRISTOL MYERS SQUIBB         COMMON       110122108     540     21,700   SH              SOLE                21,700
CABLEVISION SYS CORP         COMMON       12686C109   7,841    345,272   SH              SOLE               345,272
CARNIVAL PAIRED CERTI        COMMON       143658300   5,493    116,800   SH              SOLE               116,800
CBS CORP NEW CL B            COMMON       124857202   9,248    328,308   SH              SOLE               328,308
CITIGROUP INC.               COMMON       172967101  14,174    285,353   SH              SOLE               285,353
COCA COLA CO                 COMMON       191216100   3,206     71,747   SH              SOLE                71,747
COMCAST CORP CL A SPL        COMMON       20030N200   8,566    232,700   SH              SOLE               232,700
CROSS A T CO CL A            COMMON       227478104     203     31,900   SH              SOLE                31,900
CVS CORP                     COMMON       126650100   5,470    170,300   SH              SOLE               170,300
DIEBOLD INC                  COMMON       253651103   5,685    130,600   SH              SOLE               130,600
DISNEY WALT PRODTNS          COMMON       254687106   7,230    233,900   SH              SOLE               233,900
DOW JONES & CO INC           COMMON       260561105   5,782    172,400   SH              SOLE               172,400
DSP GROUP INC                COMMON       23332B106   1,334     58,400   SH              SOLE                58,400
EARTHLINK INC COM            COMMON       270321102     135     18,500   SH              SOLE                18,500
FEDERAL NATL MTG ASSN        COMMON       313586109     361      6,450   SH              SOLE                 6,450
GENERAL ELEC CO              COMMON       369604103  11,132    315,350   SH              SOLE               315,350
HANOVER DIRECT INC           COMMON       410783302      38     27,900   SH              SOLE                27,900
HEINZ H J CO                 COMMON       423074103   7,141    170,300   SH              SOLE               170,300
HILTON HOTEL CORP            COMMON       432848109   8,491    304,900   SH              SOLE               304,900
IHOP CORP NEW                COMMON       449623107   4,098     88,400   SH              SOLE                88,400
INFOUSA INC NEW              COMMON       456818301     232     28,000   SH              SOLE                28,000
INTEL CORP                   COMMON       458140100     320     15,600   SH              SOLE                15,600
J.P. MORGAN CHASE & C        COMMON       46625H100  15,726    334,879   SH              SOLE               334,879
JOHNSON CTLS INC             COMMON       478366107     419      5,850   SH              SOLE                 5,850


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
LEHMAN BROS HLDGS INC        COMMON       524908100   6,060     82,052   SH              SOLE                82,052
LIMITED INC                  COMMON       532716107   8,739    329,900   SH              SOLE               329,900
LUXOTTICA GROUP S P A        COMMON       55068R202     217      7,400   SH              SOLE                 7,400
MCDONALDS CORP               COMMON       580135101   7,863    201,000   SH              SOLE               201,000
MELLON FINL CORP             COMMON       58551A108   4,109    105,100   SH              SOLE               105,100
MEREDITH CORP                COMMON       589433101   3,140     63,650   SH              SOLE                63,650
MERRILL LYNCH & CO. I        COMMON       590188108  17,083    218,400   SH              SOLE               218,400
MGM GRAND INC                COMMON       552953101   3,266     82,700   SH              SOLE                82,700
MICROSOFT CORP               COMMON       594918104   5,155    188,500   SH              SOLE               188,500
MIDAS GROUP INC              COMMON       595626102   2,750    132,998   SH              SOLE               132,998
NBTY INC                     COMMON       628782104   2,350     80,300   SH              SOLE                80,300
NCR CORP NEW                 COMMON       62886E108     948     24,012   SH              SOLE                24,012
NEW YORK TIMES CO CLA        COMMON       650111107     222      9,660   SH              SOLE                 9,660
ORIENT-EXPRESS HOTELS        COMMON       G67743107   4,209    112,600   SH              SOLE               112,600
PEPSIAMERICAS                COMMON       71343P200   4,664    218,575   SH              SOLE               218,575
PFIZER INC                   COMMON       717081103  11,195    394,751   SH              SOLE               394,751
PLAYBOY ENTERPRISES I        COMMON       728117300   2,754    292,700   SH              SOLE               292,700
REALOGY CORP                 COMMON       75605E100     276     12,175   SH              SOLE                12,175
SAKS INC                     COMMON       79377W108   7,102    411,000   SH              SOLE               411,000
SCHOLASTIC CORP              COMMON       807066105   6,627    212,756   SH              SOLE               212,756
SEA CONTAINERS LTD CL        COMMON       811371707      94     80,000   SH              SOLE                80,000
ST PAUL TRAVELERS INC        COMMON       792860108  12,766    272,249   SH              SOLE               272,249
TIFFANY & CO NEW             COMMON       886547108     262      7,900   SH              SOLE                 7,900
TIME WARNER INC              COMMON       887317105  14,186    778,150   SH              SOLE               778,150
VIACOM INC NEW CL B          COMMON       92553P201   1,953     52,516   SH              SOLE                52,516
WINDSTREAM CORP              COMMON       97381W104   2,132    161,615   SH              SOLE               161,615
WYNDHAM WORLDWIDE COR        COMMON       98310W108     260      9,300   SH              SOLE                 9,300

                                                    283,888